STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

NOTE 9 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

On January 19, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of common stock, automatically adjusted on January 1 each year. Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance.

As at January 18, 2021, the plan was retired and depleted. On January 19, 2021, the 2010 Plan was replaced with “The 2021 Stock Plan” (2021 Plan) with the same terms as the 2010 Plan, as at March 31, 2021, 45,000 options and 100,000 shares have been awarded from the 2021 Plan.

Shares Awarded and Issued 2010 Plan:

On January 1, 2020 the Company granted 250,000 shares with a fair market value of $0.285/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $71,250.

On January 31, 2020 the Company granted two subcontractors a total of 200,000 shares with a fair market value of $0.14/share at the time of award, as compensation for their work with the Company’s marketing efforts, for a total of $28,000.

On March 18, 2020 the Company granted 200,000 shares with a fair market value of $0.245/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $49,000.

On February 21, 2020 the Company granted 3,000 shares with a fair market value of $0.439/share to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $1,317.

On January 1, 2021 the Company granted 10,000 shares, with a fair market value of $0.24/share at the time of award, to a Medical Advisory Board Member for her contribution in the Company’s Advisory Board, for a total of $2,400.

On January 15, 2021 the Company granted 3,189,200 shares of Common Stock valued at $0.24/share, equally divided to 227,800 shares/each to fourteen of the Company’s Managers, Board- and Medical Advisory Board members, as well as to indispensable Consultants currently working on the clinical trial submissions with the FDA, for a total value of $765,408.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of December 31, 2019	471,000	$0.27 – 1.49	$0.77
Shares Issued	656,000	0.14 – 0.44	0.22
Shares Issued as of March 31, 2020	1,127,000	$0.14 – 1.49	$0.57

Shares Issued as of December 31, 2020	11,002,000	$0.003 – 1.49	$0.10
Shares Issued	3,199,200	0.24	0.24
Shares Issued as of March 31, 2021	14,201,200	$0.003 – 1.49	$0.13

For the three months ended March 31, 2021, the Company recorded stock-based compensation expense of $150,497 in connection with share-based payment awards. The Company did not record any recorded stock-based compensation expense in the three first months of 2020.

Stock options granted and vested 2010 Plan:

On January 1, 2020 the Company granted 3,000 three-year options immediately vested at an exercise price of $0.31 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $603.

On February 1, 2020 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.15 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $4,401.

Stock options granted and vested 2021 Plan:

On February 1, 2021 the Company granted 45,000 three-year options immediately vested at an exercise price of $0.20 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $6,750.

The fair value of stock options granted and revaluation of non-employee consultant options for the three months ended March 31, 2021 and 2020 was calculated with the following assumptions:

	March 31, 2021	March 31, 2020
Risk-free interest rate	0.17%	1.32 - 1.69%
Expected dividend yield	0%	0%
Volatility factor (monthly)	161.18%	126.37%
Expected life of options	3 years	3 years

For the three months ended March 31, 2021, the Company recorded compensation expense of $6,750 in connection with awarded stock options. For the three months ended March 31, 2020 the amount was $5,004. As at March 31, 2021, there was no unrecognized compensation expense related to non-vested stock option awards.

The following table summarizes the Company’s stock option activity for the three months ended March 31, 2021, and 2020:

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2019	341,000	$0.61 - 1.21	$0.96
Granted	48,000	0.15 - 0.31	0.16
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of March 31, 2020	389,000	$0.15 - 1.21	$0.76

Outstanding as of December 31, 2020	533,000	$0.001 - 1.21	$0.73
Granted	45,000	0.20	0.20
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of March 31, 2021	578,000	$0.001 - 1.21	$0.72

The following table summarizes information about stock options that are vested or expected to vest at March 31, 2021:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	2.08	$—	45,000	$0.001	2.08	$—
0.05	3,000	0.05	2.50	—	3,000	0.05	2.50	—
0.15	90,000	0.15	2.08	—	90,000	0.15	2.08	—
0.18	45,000	0.18	2.58	—	45,000	0.18	2.58	—
0.20	48,000	0.20	2.80	—	48,000	0.20	2.80	—
0.31	3,000	0.31	1.75	—	3,000	0.31	1.75	—
0.32	3,000	0.32	2.00	—	3,000	0.32	2.00	—
0.73	3,000	0.73	1.50	—	3,000	0.73	1.50	—
0.61	45,000	0.61	1.59	—	45,000	0.61	1.59	—
0.95	200,000	0.95	1.45	—	200,000	0.95	1.45	—
1.09	3,000	1.09	1.25	—	3,000	1.09	1.25	—
1.10	45,000	1.10	1.33	—	45,000	1.10	1.33	—
1.21	45,000	1.21	1.08	—	45,000	1.21	1.08	—
$0.001-1.21	578,000	$0.62	1.78	$—	578,000	$0.62	1.78	$—

The following table sets forth the status of the Company’s non-vested stock options as of March 31, 2021 and December 31, 2020:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as of December 31, 2020	-	$-
Granted	45,000	0.18
Forfeited	-	-
Vested	45,000	0.18
Non-vested as of March 31, 2021	-	$-

The weighted-average remaining estimated life for options exercisable at March 31, 2021 is 1.78 years.

The aggregate intrinsic value for fully vested, exercisable options was $0 at March 31, 2021. The aggregate intrinsic value of options exercised for the three months ended at March 31, 2021 was $0 as no options were exercised. The actual tax benefit realized from stock option exercises for the three months ended at December 31, 2020 was no options available for exercise.

As at March 31, 2021 the Company has 17,546,430 options or stock awards available for grant under the 2021 Plan.

NOTE 9 – STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant Options to Purchase Stock, Stock Awards or Stock Appreciation Rights up to 15% of common stock, automatically adjusted on January 1 each year. As at December 31, 2020, there were 533,000 outstanding stock options valued at historic fair market value of $275,603 and 11,002,000 shares issued valued at a fair historic market value of $1,075,358 at the time of award. As at December 31, 2019, there were 341,000 outstanding stock options with a fair historic market value of $257,143 and 1,127,000 shares issued with a fair historic market value of $864,551 at the time of award.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically immediate and the options typically expire in five years. Stock Awards may be directly issued under the Plan (without any intervening options). Stock Awards may be issued which are fully and immediately vested upon issuance.

Shares Awarded and Issued:

On November 2, 2018, the Company granted 4,000 shares with a fair market value of $0.51 to four members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $2,040. The shares were issued in 2019.

On November 6, 2018, the Company granted 1,000 shares with a fair market value of $0.52 to one member of the Audit Committee as compensation for his contribution in this Company Committee, for a total of $520. The shares were issued in 2019.

On November 29, 2018, the Company granted 4,000 shares with a fair market value of $1.00 to four members of the Audit Committee as compensation for his contribution in this Company Committee, for a total of $4,000. The shares were issued in 2019.

On March 7, 2019, the Company granted 3,000 shares with a fair market value of $0.27 to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $810.

On March 11, 2019 the Company granted 100,000 shares with a fair market value of $0.266, to a consultant as compensation for their work with the Company’s IR, for a total of $26,600.

On May 10,2019 the Company granted 3,000 shares with a fair market value of $1.00 to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $3,000.

On May 17, 2019, the Company granted 4,000 shares with a fair market value of $1.49 to four members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $5,960.

On June 11, 2019 the Company granted 250,000 shares with a fair market value of $1.39 to a Financial Advisory Board Member for his contribution in the Company’s Advisory Board, for a total of $347,500.

On July 19, 2019 the Company granted 100,000 shares with a fair market value of $0.75 to a Financial Advisory Board Member for his contribution in the Company’s Advisory Board, for a total of $75,000.

On July 16, 2019 the Company granted 100,000 shares with a fair market value of $1.00 to a Financial Advisory Board Member for his contribution in the Company’s Advisory Board, for a total of $100,000.

On August 9, 2019, the Company granted 2,000 shares with a fair market value of $0.80 to two members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $1,600.

On October 17, 2019 the Company granted 3,000 shares with a fair market value of $0.60 to four members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $1,800.

On October 21, 2019 the Company granted 300,000 shares with a fair market value of $0.554 at the time of award, to a consultant as compensation for their work with the Company’s IR, for a total of $166,283.

On November 8, 2019 the Company granted 3,000 shares with a fair market value of $0.65 to four members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $1,950.

On November 11, 2019 granted a subcontractor 250,000 shares with a fair market value of $0.51 at the time of award, as compensation for their work with the Company’s IR, for a total of $127,500.

On January 1, 2020 the Company granted 250,000 shares with a fair market value of $0.285/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $71,250.

On January 31, 2020 the Company granted two subcontractors a total of 200,000 shares with a fair market value of $0.14/share at the time of award, as compensation for their work with the Company’s marketing efforts, for a total of $28,000.

On February 21, 2020 the Company granted 3,000 shares with a fair market value of $0.439/share to three members of the Audit Committee as compensation for their contribution in the Audit Committee, for a total of $1,317.

On March 18, 2020 the Company granted 200,000 shares with a fair market value of $0.245/share at the time of award, to a consultant for assistance with the Companies PR work, for a total of $49,000.

On March 25, 2020, the Company granted 3,000 shares with a fair market value of $0.31/share to three members of the Company Board as compensation for their contribution in the Company’s Board of Directors, for a total of $930.

On May 1, 2020 the Company appointed Mr. Mike Sheikh as EVP of Business Development. Mr. Sheikh was issued 8,800,000 shares with a fair market value of $0.003/share to be equally vested over a period of 3 years, but fully vested upon a change of control. The shares total fair value at the time of the award was $26,400.

On July 1, 2020, the Company granted 3,000 shares with a fair market value of $0.19/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $570.

On August 3, 2020, the Company granted a total of 100,000 shares, to two Medical Consultants for their efforts in validating the Company’s science and potential clinical pathways. The shares total fair value at the time of award was $300.

On September 17, 2020, the Company granted a total of 50,000 shares, to a Medical Consultants for his efforts in validating the Company’s science and potential clinical pathways. The shares total fair value at the time of award was $1,500.

On October 1, 2020, the Company granted 3,000 shares with a fair market value of $0.02/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $60.

On November 13, 2020, the Company granted 63,000 shares with a fair market value of $0.18/share to three members of the Company Board as compensation for their contribution in the Board and Committee contribution during the previous quarter, for a total of $11,580.

On November 13, 2020, the Company granted 200,000 shares with a fair market value of $0.19/share to two Medical Consultants for their efforts in validating the Company’s science and potential clinical pathways, for a total of $37,500.

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Granted as at December 31, 2019	1,127,000	$0.27 - 1.49	$0.77
Shares Granted	9,875,000	0.003 - 0.44	0.02
Shares Granted as at December 31, 2020	11,002,000	$0.003 - 1.49	$0.10

For the year ended December 31, 2020, the Company recorded stock-based compensation expense of $228,407 in connection with share-based payment awards. For the year ended December 31, 2019, the Company recorded stock-based compensation expense of $864,551 in connection with share-based payment awards.

Stock options granted and vested:

On May 1, 2019, the Company granted 45,000 three-year vested options at an exercise price of $1.21, to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $44,820.

On July 1, 2019 the Company granted 3,000 three-year vested options at an exercise price of $1.09 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $2,447.

On August 1, 2019 the Company granted 45,000 three-year vested options at an exercise price of $1.10 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $39,731.

On September 13, 2019 the Company granted 200,000 three-year vested options at an exercise price of $0.95 to two Financial Advisory Board Members for their contribution in the Company’s Advisory Board. The options total fair value at the time of award was $141,060.

On October 1, 2019 the Company granted 3,000 three-year vested options at an exercise price of $0.73 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $1,635.

On November 1, 2019 the Company granted 45,000 three-year vested options at an exercise price of $0.61 a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $27.450.

On January 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.31 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $603.

On February 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.15 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of award was $4,401.

On April 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.32 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $646.

On May 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.001 to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $45.

On July 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.18/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $538.

On August 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.14/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $6,300.

On October 1, 2020 the Company granted 3,000 three-year vested options at an exercise price of $0.05/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $135.

On November 1, 2020 the Company granted 45,000 three-year vested options at an exercise price of $0.18/share to a Medical Advisory Board Member for his contribution in the Company’s Advisory Board. The options total fair value at the time of the award was $5,792.

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2020 was calculated with the following assumptions:

	2020	2019
Risk-free interest rate	0.10 - 1.61%	1.34 - 2.32%
Expected dividend yield	0%	0%
Volatility factor (monthly)	158.22%	122.25%
Expected life of option	3 years	3 years

For the year ended December 31, 2020, the Company recorded compensation expense of $18,460 in connection with awarded stock options. The Company recorded $257,143 in awarded option valuation as compensation expense during 2019. As at December 31, 2020, there was no unrecognized compensation expense related to non-vested stock option awards.

The following table summarizes the Company’s stock option activity during the year ended at December 31, 2020:

	Number of Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as at December 31, 2019	341,000	$0.61 - 1.21	$0.96
Granted	192,000	0.001 - 0.32	0.13
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as at December 31, 2020	533,000	$0.001 - 1.21	$0.73

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2020:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	45,000	$0.001	2.33	$—	45,000	$0.001	2.33	$—
0.05	3,000	0.05	2.75		3,000	0.05	2.75
0.15	90,000	0.15	2.33	—	90,000	0.15	2.33	—
0.18	45,000	0.18	2.83		45,000	0.18	2.83
0.20	3,000	0.20	2.50	—	3,000	0.20	2.50	—
0.31	3,000	0.31	2.00	—	3,000	0.31	2.00	—
0.32	3,000	0.32	2.25	—	3,000	0.32	2.25	—
0.73	3,000	0.73	1.83	—	3,000	0.73	1.83	—
0.61	45,000	0.61	1.75	—	45,000	0.61	1.75	—
0.95	200,000	0.95	1.70	—	200,000	0.95	1.70	—
1.09	3,000	1.09	1.50	—	3,000	1.09	1.50	—
1.10	45,000	1.10	1.58	—	45,000	1.10	1.58	—
1.21	45,000	1.21	1.33	—	45,000	1.21	1.33	—
$0.001-1.21	533,000	$0.71	2.10	$—	533,000	$0.71	2.10	$—

The following table sets forth the status of the Company’s non-vested stock options as at December 31, 2020 and December 31, 2019:

	Number of Options	Weighted- Average Grant-Date Fair Value
Non-vested as at December 31, 2019	—	$—
Granted	192,000	0.13
Forfeited	—	—
Vested	192,000	0.13
Non-vested as at December 31, 2020	—	$—

The weighted-average remaining contractual life for options exercisable at December 31, 2020 is 1.94 years.

The aggregate intrinsic value for fully vested, exercisable options was $0 at December 31, 2020. The aggregate intrinsic value of options exercised for the year ended at December 31, 2019 was $0. The actual tax benefit realized from stock option exercises for the year ended at December 31, 2020 and 2019 was $0 as no options were exercised.

At December 31, 2020 the Company has 3,189,296 options or stock awards available for grant under the 2010 Plan.